Other Payables and Accruals (Details) $ in Thousands	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item
Other Payables and Accruals
Social contributions	$ 1,244	$ 1,057
Unearned revenue	34,926	37,522
Accrued legal and professional fees	1,567	1,480
Accrued board of directors' fees	577	561
Accrued employee costs	5,494	5,800
Accrued off-hire	5,456	3,765
Accrued crew costs	4,027	6,132
Accrued purchases	4,227	3,553
Accrued financing cost	1,984
Accrued interest	27,851	27,165
Accrued payable to charterers	4,007	5,425
Other accruals	2,058	926
Total	$ 93,418	$ 93,386
Number of Vessels, unearned revenue for charter hires received in advance | item	15	16